Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2022
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 12 – Related Party Balances and Transactions

Due from a related party

In October 2021, an aggregated of $9,852,517 (RMB65,991,404) funds was transferred to an Entrusted Bank Account under Mr. Zhengyu Wang, the Chairman and previous CEO of the Company, for general business-related purpose. Both the fund balance of $9,852,517 (or RMB65,991,404) and the related banking interest of $137,816 (or RMB923,079) were transferred back to the Company by April 6, 2022 and the funds was under full custody and control by the Company’s treasurer during the above period.

Due to related parties

The balances due to related parties were as follows:

	June 30,	December 31,
	2022	2021
Mr. Hengwei Chen and his affiliates *	$—	$902,141
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	794,232	806,556
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	177,687	138,724
Total	$971,919	$1,847,421

*Mr. Hengwei Chen was the former general manager of Shangchi Automobile (formerly known as Suzhou E-Motors). The Company acquired 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock the Henglong Chen in connection with the acquisition of Shangchi Automobile. As of December 31, 2021, the amount due to Mr. Hengwei Chen and his affiliates were $902,141. Mr. Hengwei is no longer considered as a related party and the amount due to Mr. Mr. Hengwei is recorded in the accured liabilities as of June 30, 2022 (See Note 13).

As of June 30, 2022 and December 31, 2021, the Company borrowed $794,232 and $806,556 from Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company, for working capital purpose.

Mr. Wangfeng Yan, the CEO of the Company, and his affiliates, also made advances to the Company. The balance due to Mr. Wangfeng Yan and his affiliates was $177,687 and $138,724 as of June 30, 2022 and December 31, 2021, respectively. All balances of due to the related parties were unsecured, interest-free and due upon demand.

The Company’s major shareholder Mr. Zhengyu Wang, his wife Ms. Yefang Zhang and his relative Ms. Aihong Wang, as well as related party entities controlled by Mr. Wang, and LJC the company controlled by the CEO, Mr. Wangfeng Yan provided guarantees to the Company’s bank loans (See Note 11).

Lease arrangement with related party

On July 6, 2020, Tantech Bamboo signed a lease agreement with Zhejiang Forasen Food Co., Ltd. (“Forasen Food”) to lease part of its production facilities of approximately 1,914 square meters to Forasen Food for ten years with monthly rent of approximately $5,900 (RMB38,280). Forasen Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the six months ended June 30, 2021, the Company recorded rent income of $67,166 from Forasen Food. This lease agreement was terminated on July 13, 2021.

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”) to lease part of its production facilities of approximately 1,180 square meters to Nongmi Food for ten years with monthly rent of approximately $2,400 (RMB15,338). Nongmi Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the six months ended June 30, 2022, the Company recorded rent income of $ 19,541 from Nongmi Food.

Note 12 – Related Party Balances and Transactions (continued)

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”) to lease part of its production facilities of approximately 1,914 square meters to Nongmi Biotechnology for ten years with monthly rent of approximately $5,900 (RMB38,280). Nongmi Biotechnology is controlled by Ms. Yefang Zhang who is the director of the Company. For the six months ended June 30, 2022, the Company recorded rent income of $50,100 from Nongmi Biotechnology.